                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                                Washington, D.C.

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2007

Check here if Amendment [ ]; Amendment Number:
                                               --------

This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Fox Point Capital Management LLC
Address:   101 Park Avenue, 21st Floor
           New York, NY 10011

Form 13F File Number: 028-12128

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Scott Schweitzer
Title:   Chief Financial Officer
Phone:   (212) 984-2373

Signature, Place, and Date of Signing:


/s/ Scott Schweitzer                    New York, NY    5/07/2007
-------------------------------------   -------------   ---------
[Signature]                             [City, State]   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                                    Form 13F
                                  SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                  0

Form 13F Information Table Entry Total:            39

Form 13F Information Table Value Total:      $237,935
                                          (thousands)

List of Other Included Managers:

     None

                           FORM 13F INFORMATION TABLE

COLUMN 1                     COLUMN 2   COLUMN 3 COLUMN 4        COLUMN 5      COLUMN 6  COLUMN 7      COLUMN 8
--------------------------------------------------------------------------------------------------------------------
                             TITLE OF             VALUE    SHRS OR SH / PUT / INVESTMENT   OTHER    VOTING AUTHORITY
NAME OF ISSUER                 CLASS     CUSIP   (X$1000)  PRN AMT  PRN CALL  DISCRETION MANAGERS  SOLE  SHARED NONE
--------------------------------------------------------------------------------------------------------------------
ABERCROMBIE & FITCH CO       CL A      002896207    3027    40000   SH           SOLE              40000
ACCREDITED HOME LENDRS HLDG  COM       00437P107     232    25000   SH           SOLE              25000
AMERICA MOVIL SAB DE CV      SPON ADR  02364W105    7169   150000   SH           SOLE             150000
AMERICAN HOME MTG INVT CORP  COM       02660R107     675    25000   SH           SOLE              25000
AMERISTAR CASINOS INC        COM       03070Q101    3211   100000   SH           SOLE             100000
BERKSHIRE HATHAWAY INC DEL   CL A      084670108    5450       50   SH           SOLE                 50
BROOKFIELD ASSET MGMT INC    CL A      112585104   10452   200000   SH           SOLE             200000
CVS CORP                     COM       126650100    3073    90000   SH           SOLE              90000
COACH INC                    COM       189754104    5005   100000   SH           SOLE             100000
CORNING INC                  COM       219350105    3411   150000   SH           SOLE             150000
DTS INC                      COM       23335C101    4361   180000   SH           SOLE             180000
DECKERS OUTDOOR CORP         COM       243537107   14204   200000   SH           SOLE             200000
EVERGREEN ENERGY INC         COM       30024B104     788   120000   SH           SOLE             120000
FLORIDA EAST COAST INDS      COM       340632108    4702    75000   SH           SOLE              75000
GOODRICH CORP                COM       382388106    3089    60000   SH           SOLE              60000
GRANT PRIDECO INC            COM       38821G101    9968   200000   SH           SOLE             200000
GUITAR CTR MGMT INC          COM       402040109    6768   150000   SH           SOLE             150000
HEELYS INC                   COM       42279M107    3521   120000   SH           SOLE             120000
HORIZON LINES INC            COM       44044K101    9846   300000   SH           SOLE             300000
HIS INC                      CL A      451734107   10278   250000   SH           SOLE             250000
INDYMAC BANCORP INC          COM       456607100    3846   120000   SH           SOLE             120000
JAMES RIVER COAL CO          COM       470355207     374    50000   SH           SOLE              50000
LIBERTY GLOBAL INC           COM SER A 530555101    3293   100000   SH           SOLE             100000
M & F WORLDWIDE CORP         COM       552541104    9522   200000   SH           SOLE             200000
MASTERCARD INC               CL A      57636Q104    6374    60000   SH           SOLE              60000
MEDCO HEALTH SOLUTIONS INC   COM       58405U102    9429   130000   SH           SOLE             130000
NATIONAL FUEL GAS CO N J     COM       636180101    6489   150000   SH           SOLE             150000
NIKE INC                     CL B      654106103   10626   100000   SH           SOLE             100000
NUTRI SYS INC NEW            COM       67069D108    3145    60000   SH           SOLE              60000
POLO RALPH LAUREN CORP       CL A      731572103   13223   150000   SH           SOLE             150000
PRECISION CASTPARTS CORP     COM       740189105   11446   110000   SH           SOLE             110000
QUALCOMM INC                 COM       747525103    8532   200000   SH           SOLE             200000
RESEARCH IN MOTION LTD       COM       760975102   11602    85000   SH           SOLE              85000
SCHLUMBERGER LTD             COM       806857108    3455    50000   SH           SOLE              50000
SOUTHWESTERN ENERGY CO       COM       845467109    6147   150000   SH           SOLE             150000
TELETECH HOLDINGS INC        COM       879939106    3669   100000   SH           SOLE             100000
U S GLOBAL INVS INC          CL A      902952100     773    30000   SH           SOLE              30000
UNION PAC CORP               COM       907818108    5078    50000   SH           SOLE              50000
VOLCOM INC                   COM       92864N101   11682   340000   SH           SOLE             340000